Fair Value of Financial Instruments - Schedule of Fair Value, Assets Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	$ 1,900	$ 35,600
Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	700	35,600
Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	700	35,600		$ 6,744	$ 4,294
Total assets				6,744	4,294
Derivatives	$ 0	$ 0		2,266	1,613
Total liabilities				2,266	$ 1,613
Fair Value, Measurements, Recurring | Level 2 | Entertainment One Film And Television Business [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset			$ 1,890	6,744
Total assets			1,890	6,744
Derivatives			4,676	2,266
Total liabilities			$ 4,676	$ 2,266